Capital and reserves - Summary of Capital and Reserves (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A shares
Capital and reserves
Balance (in Shares)	207,794,199	206,848,644	206,571,517
Issued during the year for vesting of shares	1,298,657	945,555	277,127
Balance (in Shares)	209,092,856	207,794,199	206,848,644
Class B shares
Capital and reserves
Balance (in Shares)	903,670,701	903,670,701	903,670,701
Balance (in Shares)	903,670,701	903,670,701	903,670,701